Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Shares At Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2010	$ 204,169	$ 95	$ 300,875	$ (20,091)	$ 159	$ (76,869)
Balance, shares at Dec. 31, 2010		35,267,875
Exercise of options and RSU's	4,474	2	4,472
Exercise of options and RSU's, shares		1,057,122
Share-based compensation expense	6,564		6,564
Other comprehensive loss, net	(502)				(502)
Net loss	(53,654)					(53,654)
Balance at Dec. 31, 2011	161,051	97	311,911	(20,091)	(343)	(130,523)
Balance, shares at Dec. 31, 2011		36,324,997
Exercise of options and RSU's	736	1	735
Exercise of options and RSU's, shares		240,171
Share-based compensation expense	5,460		5,460
Other comprehensive loss, net	(147)				(147)
Net loss	(23,391)					(23,391)
Balance at Dec. 31, 2012	143,709	98	318,106	(20,091)	(490)	(153,914)
Balance, shares at Dec. 31, 2012		36,565,168
Exercise of options and RSU's	1,145	292,000	1,145
Exercise of options and RSU's, shares	242,000
Issuance of shares, net of issuance expenses	34,959	43	34,916
Issuance of shares, shares	14,000,000	15,600,000
Share-based compensation expense	3,822		3,822
Other comprehensive loss, net	(1,079)				(1,079)
Net loss	(47,478)					(47,478)
Balance at Dec. 31, 2013	$ 135,078	$ 141	$ 357,989	$ (20,091)	$ (1,569)	$ (201,392)
Balance, shares at Dec. 31, 2013		52,457,168